VANECK MORNINGSTAR SMID MOAT ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Automobiles & Components : 0.6%
Gentex Corp. 86,323 $ 2,008,736
Underline
Banks : 0.7%
US Bancorp 46,259 2,468,380
Underline
Capital Goods : 15.2%
Acuity, Inc. 13,712 4,936,868
Allegion PLC 14,970 2,383,523
Allison Transmission Holdings,
Inc. 26,750 2,618,825
Chart Industries, Inc. * 12,378 2,552,715
CNH Industrial NV 219,697 2,025,606
Generac Holdings, Inc. * 14,498 1,977,092
Huntington Ingalls Industries,
Inc. 16,363 5,564,566
L3Harris Technologies, Inc. 8,443 2,478,612
Masco Corp. 71,087 4,511,181
Nordson Corp. 21,289 5,118,514
Oshkosh Corp. 18,539 2,329,055
Otis Worldwide Corp. 56,263 4,914,573
PACCAR, Inc. 46,985 5,145,327
Sensata Technologies Holding
PLC 147,838 4,921,527
WESCO International, Inc. 11,508 2,815,317
54,293,301
Commercial & Professional Services : 5.3%
Broadridge Financial Solutions,
Inc. 20,488 4,572,307
Copart, Inc. * 51,138 2,002,053
Equifax, Inc. 11,357 2,464,242
SS&C Technologies Holdings,
Inc. 55,547 4,855,919
TransUnion 56,277 4,825,753
18,720,274
Consumer Discretionary Distribution &
Retail : 4.5%
Asbury Automotive Group,
Inc. * 19,695 4,579,678
Bath & Body Works, Inc. 83,209 1,670,837
Etsy, Inc. * 85,412 4,735,241
Lithia Motors, Inc. 14,666 4,873,952
15,859,708
Consumer Durables & Apparel : 3.5%
Hasbro, Inc. 60,463 4,957,966
Mattel, Inc. * 254,793 5,055,093
NIKE, Inc. 37,586 2,394,604
12,407,663
Consumer Services : 5.2%
Airbnb, Inc. * 39,879 5,412,379
Carnival Corp. * 169,371 5,172,590
DraftKings, Inc. * 51,047 1,759,080
Expedia Group, Inc. 11,344 3,213,869
Flutter Entertainment PLC * 8,334 1,792,143
Norwegian Cruise Line
Holdings Ltd. * † 99,813 2,227,826
19,577,887
Number
of Shares Value
Energy : 4.0%
Devon Energy Corp. 63,567 $ 2,328,459
Diamondback Energy, Inc. 15,161 2,279,153
EOG Resources, Inc. 21,590 2,267,166
ONEOK, Inc. 35,308 2,595,138
SLB Ltd. 132,259 5,076,100
14,546,016
Equity Real Estate Investment Trusts (REITs) :
1.4%
SBA Communications Corp. 25,282 4,890,298
Underline
Financial Services : 6.0%
FactSet Research Systems, Inc. 6,675 1,937,018
Fidelity National Information
Services, Inc. 72,689 4,830,911
Jack Henry & Associates, Inc. 28,416 5,185,353
LPL Financial Holdings, Inc. 13,823 4,937,161
T Rowe Price Group, Inc. 46,066 4,716,237
21,606,680
Food, Beverage & Tobacco : 3.7%
Hershey Co. 26,453 4,813,917
Kraft Heinz Co. 97,437 2,362,847
Lamb Weston Holdings, Inc. 83,378 3,492,704
Mondelez International, Inc. 43,612 2,347,634
13,017,102
Health Care Equipment & Services : 10.0%
Becton Dickinson & Co. 12,603 2,445,864
Dexcom, Inc. * 36,394 2,415,470
Edwards Lifesciences Corp. * 31,515 2,686,654
Elevance Health, Inc. 7,223 2,532,023
GE HealthCare Technologies,
Inc. 61,164 5,016,671
Humana Inc. 17,361 4,446,673
Labcorp Holdings, Inc. 9,149 2,295,301
ResMed, Inc. 18,591 4,478,014
The Cigna Group 9,062 2,494,134
Veeva Systems, Inc. * 8,853 1,976,255
Zimmer Biomet Holdings, Inc. 49,857 4,483,141
35,270,200
Household & Personal Products : 2.2%
Estee Lauder Cos, Inc. 28,470 2,981,378
Kenvue, Inc. 135,544 2,338,134
Kimberly-Clark Corp. 23,448 2,365,669
7,685,181
Materials : 10.5%
Air Products and Chemicals,
Inc. 10,118 2,499,348
Albemarle Corp. 48,582 6,871,439
Amcor PLC † 288,267 2,404,147
AptarGroup, Inc. 18,155 2,214,184
Ball Corp. 50,056 2,651,466
CF Industries Holdings, Inc. 60,536 4,681,854
Corteva, Inc. 71,209 4,773,139
Crown Holdings, Inc. 26,776 2,757,125
DuPont de Nemours, Inc. 90,741 3,647,788
International Flavors &
Fragrances, Inc. 36,539 2,462,363
Sealed Air Corp. 75,132 3,112,719
38,075,572

VANECK MORNINGSTAR SMID MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Media & Entertainment : 1.7%
Pinterest, Inc. * 152,437 $ 3,946,594
Warner Music Group Corp. 75,594 2,318,468
6,265,062
Pharmaceuticals, Biotechnology & Life
Sciences : 5.2%
Agilent Technologies, Inc. 19,714 2,682,484
Biogen, Inc. * 13,235 2,329,228
BioMarin Pharmaceutical,
Inc. * 44,806 2,662,821
Bio-Techne Corp. 39,612 2,329,582
Ionis Pharmaceuticals, Inc. * 40,625 3,213,843
Royalty Pharma PLC 132,471 5,118,679
18,336,637
Real Estate Investment Trusts : 1.3%
Crown Castle, Inc. 52,081 4,628,438
Underline
Semiconductors & Semiconductor
Equipment : 1.9%
Marvell Technology, Inc. 25,850 2,196,733
NXP Semiconductors NV 21,390 4,642,913
6,839,646
Software & Services : 10.3%
Akamai Technologies, Inc. * 27,874 2,432,007
Atlassian Corp. * 14,194 2,301,415
Cognizant Technology
Solutions Corp. 34,742 2,883,586
Number
of Shares Value
Software & Services (continued)
Datadog, Inc. * 15,479 $ 2,104,989
Dynatrace, Inc. * 102,227 4,430,518
Elastic NV * 26,481 1,997,727
EPAM Systems, Inc. * 15,035 3,080,371
Fortinet, Inc. * 28,591 2,270,411
HubSpot, Inc. * 4,891 1,962,758
Tyler Technologies, Inc. * 4,455 2,022,347
Workday, Inc. * 21,379 4,591,782
Zoom Communications, Inc. * 55,291 4,771,060
Zscaler, Inc. * 9,753 2,193,645
37,042,616
Technology Hardware & Equipment : 2.5%
Littelfuse, Inc. 9,435 2,386,300
Vontier Corp. 124,248 4,619,541
Zebra Technologies Corp. * 7,893 1,916,578
8,922,419
Utilities : 4.2%
Essential Utilities, Inc. 128,867 4,943,338
Evergy, Inc. 32,427 2,350,633
FirstEnergy Corp. 53,144 2,379,257
Portland General Electric Co. 108,605 5,211,955
14,885,183
Total Common Stocks
(Cost: $346,525,486) 357,346,999
Total Investments: 99.9%
(Cost: $346,525,486) 357,346,999
Other assets less liabilities: 0.1% 228,145
NET ASSETS: 100.0% $ 357,575,144
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $3,824,395.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 357,346,999 $ — $ — $ 357,346,999
*
See Schedule of Investments for industry sectors.